Income Taxes - Summary of Company's Net Loss Before Income Tax Provision (Details) - USD ($) $ in Thousands	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Line Items]
Net income loss	$ (4,423)	$ 5,151	$ (17,401)	$ (2,874)	$ (2,940)	$ (3,261)	$ (16,673)	$ (9,075)	$ (12,978)	$ (13,316)
Domestic [Member]
Income Taxes [Line Items]
Net income loss									(12,978)	(13,316)
Foreign [Member]
Income Taxes [Line Items]
Net income loss									$ 0	$ 0